Note 17 - Stock Based Compensation - Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Compensation expense	$ 1,212,600	$ 771,741
Stock Based Compensation [Member]
Compensation expense	1,176,600	682,000
Professional Fees [Member]
Compensation expense	36,000	12,241
Legal [Member]
Compensation expense		$ 77,500